Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Accrued Liabilities [Line Items]
Compensation and benefits		$ 1,564	$ 1,674
Contracted research and development		492	121
Professional services and other		72	191
Accrued liabilities	$ 2,472	$ 2,128	$ 1,986